Inventories (Tables)	12 Months Ended
Aug. 31, 2019
Inventories [Abstract]
Summary of inventories
	As at August 31,
	2019	2018

Raw materials	$24,115	$24,561
Work in progress	1,009	869
Finished goods	12,893	13,159
	$38,017	$38,589